Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (48.93%)
US Government and Agency Obligations (48.93%)
$ 20,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.090%	06/18/40	$ 14,158,215
12,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.125%	05/21/40	8,290,107
5,000,000	Federal Farm Credit Banks Funding Corp.	2.800%	09/01/44	3,534,801
4,000,000	Federal Farm Credit Banks Funding Corp.	2.950%	12/28/37	3,382,009
18,000,000	Federal Farm Credit Banks Funding Corp.	3.100%	06/16/42	13,847,774
17,400,000	Federal Farm Credit Banks Funding Corp.(a)	4.850%	04/28/42	16,893,978
5,215,000	Federal Home Loan Banks(a)	2.070%	06/29/40	3,712,500
7,000,000	Federal Home Loan Banks(a)	2.170%	06/08/40	4,905,390
30,000,000	Federal Home Loan Banks(a),(b)	2.470%	04/30/40	22,103,442
30,000,000	Federal Home Loan Banks(a),(b)	2.490%	03/26/40	22,189,109
3,000,000	Federal Home Loan Banks	5.500%	07/15/36	3,234,673

				116,251,998

Total Government Bonds
(Cost $151,732,312)				116,251,998

Mortgage-Backed Securities (6.67%)
Fannie Mae Bonds (4.24%)(c)
202,243	Federal National Mortgage Association Pool 695409	5.500%	08/01/33	202,973
142,081	Federal National Mortgage Association Pool 732871	5.500%	10/01/33	142,594
92,999	Federal National Mortgage Association Pool 746980	5.500%	11/01/33	93,968
552,775	Federal National Mortgage Association Pool 747026	5.500%	02/01/34	554,876
88,889	Federal National Mortgage Association Pool 747021	5.500%	02/01/34	89,210
294,161	Federal National Mortgage Association Pool 747030	5.500%	02/01/34	295,224
185,194	Federal National Mortgage Association Pool 747042	5.500%	03/01/34	185,863
50,405	Federal National Mortgage Association Pool 801556	5.500%	12/01/34	51,543
181,948	Federal National Mortgage Association Pool 758591	5.500%	01/01/35	187,132
141,925	Federal National Mortgage Association Pool 801573	5.500%	01/01/35	145,968
105,956	Federal National Mortgage Association Pool 801557	5.500%	01/01/35	106,339
15,337	Federal National Mortgage Association Pool 801581	5.500%	02/01/35	15,591
569,836	Federal National Mortgage Association Pool 811723	5.500%	05/01/35	586,086
168,955	Federal National Mortgage Association Pool 811768	5.500%	06/01/35	172,772
725,759	Federal National Mortgage Association Pool 811769	5.500%	06/01/35	748,275
262,569	Federal National Mortgage Association Pool 811760	5.500%	06/01/35	263,518
732,399	Federal National Mortgage Association Pool 823332	5.500%	07/01/35	753,550
369,593	Federal National Mortgage Association Pool 823346	5.500%	07/01/35	379,671
234,326	Federal National Mortgage Association Pool 682079	6.000%	11/01/32	239,743
46,677	Federal National Mortgage Association Pool 654709	6.000%	03/01/33	47,756
107,414	Federal National Mortgage Association Pool 695401	6.000%	07/01/33	109,897
140,944	Federal National Mortgage Association Pool 695410	6.000%	08/01/33	144,202
210,106	Federal National Mortgage Association Pool 695415	6.000%	09/01/33	214,963
107,239	Federal National Mortgage Association Pool 695417	6.000%	09/01/33	109,717
125,689	Federal National Mortgage Association Pool 695419	6.000%	10/01/33	128,595
35,319	Federal National Mortgage Association Pool 695428	6.000%	11/01/33	36,136
198,707	Federal National Mortgage Association Pool 695423	6.000%	11/01/33	203,301
267,235	Federal National Mortgage Association Pool 695430	6.000%	12/01/33	273,412
36,398	Federal National Mortgage Association Pool 695431	6.000%	12/01/33	37,239
222,331	Federal National Mortgage Association Pool 695396	6.000%	12/01/33	227,470
159,663	Federal National Mortgage Association Pool 758632	6.000%	06/01/34	163,354
196,406	Federal National Mortgage Association Pool 758631	6.000%	06/01/34	200,946
185,406	Federal National Mortgage Association Pool 758639	6.000%	07/01/34	189,692
188,784	Federal National Mortgage Association Pool 758642	6.000%	07/01/34	193,148
110,379	Federal National Mortgage Association Pool 758660	6.000%	08/01/34	113,815
78,161	Federal National Mortgage Association Pool 758667	6.000%	09/01/34	79,968
92,274	Federal National Mortgage Association Pool 758565	6.000%	09/01/34	96,238

1

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (6.67%) (continued)
$ 178,001	Federal National Mortgage Association Pool 758694	6.000%	10/01/34	$ 182,115
286,135	Federal National Mortgage Association Pool 758583	6.000%	12/01/34	300,194
552,341	Federal National Mortgage Association Pool 835565	6.000%	10/01/35	585,185
608,946	Federal National Mortgage Association Pool 909119	6.000%	11/01/37	645,221
44,791	Federal National Mortgage Association Pool 633637	6.500%	02/01/32	46,349
29,140	Federal National Mortgage Association Pool 695400	6.500%	07/01/33	30,154
88,487	Federal National Mortgage Association Pool 695414	6.500%	09/01/33	91,566
76,086	Federal National Mortgage Association Pool 695424	6.500%	11/01/33	78,734
60,891	Federal National Mortgage Association Pool 695429	6.500%	11/01/33	63,010
152,503	Federal National Mortgage Association Pool 758511	6.500%	12/01/33	157,811
100,853	Federal National Mortgage Association Pool 758561	6.500%	08/01/34	104,363

				10,069,447

Freddie Mac Bonds (0.37%)(d)
203,176	Federal Home Loan Mortgage Corp. Pool A12792	5.500%	08/01/33	204,132
131,085	Federal Home Loan Mortgage Corp. Pool A22037	5.500%	04/01/34	131,701
196,919	Federal Home Loan Mortgage Corp. Pool A34667	5.500%	02/01/35	199,978
114,568	Federal Home Loan Mortgage Corp. Pool A36944	5.500%	08/01/35	117,082
77,490	Federal Home Loan Mortgage Corp. Pool A15022	6.000%	10/01/33	79,366
55,903	Federal Home Loan Mortgage Corp. Pool A15962	6.000%	11/01/33	57,257
34,568	Federal Home Loan Mortgage Corp. Pool A19230	6.000%	06/01/34	35,404
38,764	Federal Home Loan Mortgage Corp. Pool A43753	6.000%	03/01/36	40,205
11,388	Federal Home Loan Mortgage Corp. Pool A65267	6.500%	08/01/37	11,480

				876,605

GNMA Bonds (2.06%)(e)
83,618	Government National Mortgage Association Pool 590175	5.500%	08/15/33	83,498
109,092	Government National Mortgage Association Pool 572093	5.500%	02/15/34	109,145
113,228	Government National Mortgage Association Pool 631034	5.500%	11/15/34	117,795
95,883	Government National Mortgage Association Pool 593729	6.000%	07/15/33	97,819
19,739	Government National Mortgage Association Pool 593727	6.000%	08/15/33	19,972
34,755	Government National Mortgage Association Pool 622038	6.000%	09/15/33	35,075
20,975	Government National Mortgage Association Pool 593758	6.000%	10/15/33	21,163
27,331	Government National Mortgage Association Pool 607410	6.000%	10/15/33	27,571
42,837	Government National Mortgage Association Pool 607427	6.000%	11/15/33	43,222
18,971	Government National Mortgage Association Pool 607433	6.000%	11/15/33	19,142
79,107	Government National Mortgage Association Pool 622047	6.000%	11/15/33	79,866
111,204	Government National Mortgage Association Pool 607442	6.000%	12/15/33	112,415
141,323	Government National Mortgage Association Pool 593764	6.000%	12/15/33	143,614
40,361	Government National Mortgage Association Pool 593802	6.000%	01/15/34	40,751
93,086	Government National Mortgage Association Pool 622052	6.000%	01/15/34	94,413
103,407	Government National Mortgage Association Pool 572120	6.000%	07/15/34	104,551
131,610	Government National Mortgage Association Pool 572127	6.000%	08/15/34	138,892
120,150	Government National Mortgage Association Pool 572153	6.000%	01/15/35	126,800
113,248	Government National Mortgage Association Pool 572155	6.000%	02/15/35	119,319
38,364	Government National Mortgage Association Pool 449303	6.500%	01/15/27	39,228
30,392	Government National Mortgage Association Pool 437641	6.500%	02/15/27	31,076
43,863	Government National Mortgage Association Pool 437632	6.500%	02/15/27	44,851
39,944	Government National Mortgage Association Pool 449308	6.500%	05/15/27	40,843
40,589	Government National Mortgage Association Pool 451945	6.500%	08/15/27	41,503
36,933	Government National Mortgage Association Pool 445512	6.500%	12/15/27	37,764
39,443	Government National Mortgage Association Pool 449358	6.500%	12/15/27	39,679
36,337	Government National Mortgage Association Pool 449357	6.500%	12/15/27	37,155
44,183	Government National Mortgage Association Pool 476750	6.500%	08/15/28	45,178
47,973	Government National Mortgage Association Pool 508625	6.500%	10/15/28	48,029
61,107	Government National Mortgage Association Pool 494894	6.500%	11/15/28	62,483
55,660	Government National Mortgage Association Pool 495007	6.500%	01/15/29	56,913
42,740	Government National Mortgage Association Pool 495038	6.500%	05/15/29	42,870
28,237	Government National Mortgage Association Pool 495070	6.500%	07/15/29	28,212
45,149	Government National Mortgage Association Pool 495078	6.500%	09/15/29	45,260

2

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (6.67%) (continued)
$ 31,902	Government National Mortgage Association Pool 495081	6.500%	10/15/29	$ 32,620
58,220	Government National Mortgage Association Pool 508608	6.500%	12/15/29	58,496
47,313	Government National Mortgage Association Pool 528301	6.500%	12/15/29	47,443
42,628	Government National Mortgage Association Pool 528302	6.500%	01/15/30	42,755
35,763	Government National Mortgage Association Pool 528300	6.500%	01/15/30	36,065
44,625	Government National Mortgage Association Pool 528298	6.500%	01/15/30	44,708
70,179	Government National Mortgage Association Pool 528390	6.500%	04/15/30	70,551
57,698	Government National Mortgage Association Pool 528386	6.500%	04/15/30	57,938
69,742	Government National Mortgage Association Pool 528381	6.500%	04/15/30	70,107
43,625	Government National Mortgage Association Pool 528389	6.500%	05/15/30	43,727
47,933	Government National Mortgage Association Pool 528399	6.500%	05/15/30	48,145
35,729	Government National Mortgage Association Pool 528412	6.500%	06/15/30	35,774
29,730	Government National Mortgage Association Pool 528413	6.500%	06/15/30	29,705
25,000	Government National Mortgage Association Pool 554080	6.500%	06/15/30	25,372
25,000	Government National Mortgage Association Pool 554080	6.500%	07/15/30	25,466
25,000	Government National Mortgage Association Pool 554080	6.500%	09/15/30	25,554
91,676	Government National Mortgage Association Pool 528505	6.500%	10/15/30	92,868
25,000	Government National Mortgage Association Pool 554080	6.500%	10/15/30	25,646
25,000	Government National Mortgage Association Pool 554080	6.500%	12/15/30	25,754
25,000	Government National Mortgage Association Pool 554080	6.500%	02/15/31	25,866
25,000	Government National Mortgage Association Pool 554080	6.500%	03/15/31	25,976
25,000	Government National Mortgage Association Pool 554080	6.500%	05/15/31	26,087
25,000	Government National Mortgage Association Pool 554080	6.500%	06/15/31	26,201
239,061	Government National Mortgage Association Pool 553975	6.500%	08/15/31	244,353
169,178	Government National Mortgage Association Pool 554064	6.500%	10/15/31	172,887
178,510	Government National Mortgage Association Pool 553996	6.500%	10/15/31	182,286
124,652	Government National Mortgage Association Pool 553970	6.500%	10/15/31	127,443
39,063	Government National Mortgage Association Pool 554080	6.500%	11/15/31	41,173
95,760	Government National Mortgage Association Pool 553982	6.500%	11/15/31	97,386
145,738	Government National Mortgage Association Pool 553981	6.500%	11/15/31	149,001
53,770	Government National Mortgage Association Pool 554037	6.500%	12/15/31	54,029
102,697	Government National Mortgage Association Pool 568321	6.500%	04/15/32	104,933
79,639	Government National Mortgage Association Pool 530752	6.500%	11/15/32	80,188
179,337	Government National Mortgage Association Pool 607296	6.500%	04/15/33	183,497
68,619	Government National Mortgage Association Pool 607404	6.500%	09/15/33	69,788
23,902	Government National Mortgage Association Pool 607412	6.500%	10/15/33	24,333
116,800	Government National Mortgage Association Pool 607444	6.500%	11/15/33	119,600
53,783	Government National Mortgage Association Pool 622048	6.500%	11/15/33	54,676
39,336	Government National Mortgage Association Pool 607445	6.500%	12/15/33	40,030
38,920	Government National Mortgage Association Pool 593794	6.500%	01/15/34	39,621

				4,904,115

Total Mortgage-Backed Securities
(Cost $15,478,121)				15,850,167

Municipal Bonds (49.38%)
California (0.97%)
3,050,000	San Diego County Regional Transportation Commission, Series A, Revenue Bonds(a),(f)	3.248%	04/01/48	2,297,855

Michigan (6.18%)
19,375,000	University of Michigan, Series B, Revenue Bonds(a),(f)	2.437%	04/01/40	14,686,299

New York (18.30%)
14,525,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3, Revenue Bonds(a),(f)	2.250%	08/01/37	11,090,985
7,295,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3, Revenue Bonds(a),(f)	2.300%	08/01/38	5,449,441
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3, Revenue Bonds(a),(f)	3.800%	08/01/29	4,902,567
5,382,266	New York State Dormitory Authority, Build America Bonds Series H, Revenue Bonds(f)	5.289%	03/15/33	5,451,451

3

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (49.38%) (continued)
$ 15,900,000	New York State Dormitory Authority, Build America Bonds Series H, Revenue Bonds(f)	5.389%	03/15/40	$ 15,839,575
744,924	New York State Dormitory Authority, Build America Bonds Series D, Revenue Bonds(f)	5.600%	03/15/40	746,251

				43,480,270

Oregon (3.06%)
9,495,000	City of Portland, Series B, General Obligation Unlimited(a)	2.450%	06/15/39	7,274,139

Puerto Rico (17.00%)
838,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(f),(g)	0.000%	07/01/27	813,111
1,144,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/29	1,042,789
1,477,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/31	1,262,637
1,662,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/33	1,318,896
15,809,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/46	5,880,371
12,879,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/51	3,498,927
6,255,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(f)	4.329%	07/01/40	6,255,978
187,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(f)	4.536%	07/01/53	178,071
615,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(f)	4.550%	07/01/40	616,972
1,376,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Taxable Restructured Series A-2, Revenue Bonds(a),(f)	4.550%	07/01/40	1,194,621
4,518,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(f)	4.750%	07/01/53	4,460,263
2,508,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(f)	4.784%	07/01/58	2,453,218
11,425,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(f)	5.000%	07/01/58	11,406,462

				40,382,316

Texas (3.87%)
2,430,000	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, Revenue Bonds(a),(f)	2.125%	06/01/39	1,978,900
2,480,000	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, Revenue Bonds(a),(f)	2.125%	06/01/40	1,980,029
2,500,000	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, Revenue Bonds(a),(f)	2.250%	06/01/42	1,951,890
4,000,000	State of Texas, General Obligation Unlimited(a)	3.211%	04/01/44	3,270,451

				9,181,270

Total Municipal Bonds
(Cost $132,015,843)				117,302,149

Total Investments (104.98%)
(Cost $299,226,276)				$ 249,404,314
Liabilities in Excess of Other Assets (-4.98%)				(11,839,814)

NET ASSETS (100.00%)				$ 237,564,500

4

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Goldman Sachs(a)	Federal Home Loan Banks 2.490% due 3/26/2040	3.82%	6/23/2026	7/1/2026	$950,806	$14,050,905	$950,000
Goldman Sachs(a)	Federal Home Loan Banks 2.490% due 3/26/2040	3.83%	6/23/2026	7/7/2026	$4,606,851	$14,050,905	$4,600,000
JP Morgan Chase & Co.(a)	Federal Home Loan Banks 2.470% due 4/30/2040	3.79%	6/23/2026	7/7/2026	$7,988,242	$14,050,905	$7,976,485

							$13,526,485

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

5